SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On December 11, 2014, we entered into the Additional Debentures with the Investors in the aggregate principal amount of $543,478 for a purchase price of $500,000 (8% original issue discount). Unless earlier converted, redeemed or accelerated, the Debentures mature on the twelve month anniversary of the original issuance date.

Subsequent to the period end the Company converted $707,480 of principle and interest of the Debentures into 43,838,066 shares of common stock.

Effective January 18, 2014, the Company increased the total number of its authorized shares of common stock from 500,000,000 to 1,000,000,000 through the filing of a Certificate of Amendment to the Company's Articles of Incorporation.

NOTE 9 – SUBSEQUENT EVENTS

On April 4, 2014, the Company entered into a financing arrangement with certain investors pursuant to which it issued debentures and received its first tranche of $500,000. The Company shall receive an additional $500,000 within three business days after a registration statement filed by the Company has been declared effective by the Securities and Exchange Commission. The debentures carry an 8% OID (Original Issue Discount) and have a maturity date of 12 months with 12% interest paid at maturity or upon conversion of the amounts owed under the debentures.